Participant
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Federal Money Market Fund Participant) Vanguard Federal Money Market Fund		Vanguard Federal Money Market Fund - Investor Shares
Management Expenses		0.16%
12b-1 Distribution Fee		none
Other Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.20%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Expense Example, No Redemption (Vanguard Federal Money Market Fund Participant) Vanguard Federal Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Federal Money Market Fund - Investor Shares	20	64	113	255

Retail
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Federal Money Market Fund Retail) Vanguard Federal Money Market Fund		Vanguard Federal Money Market Fund - Investor Shares
Management Expenses		0.16%
12b-1 Distribution Fee		none
Other Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.20%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Expense Example, No Redemption (Vanguard Federal Money Market Fund Retail) Vanguard Federal Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Federal Money Market Fund - Investor Shares	20	64	113	255